GENERAL (Tables)	12 Months Ended
Dec. 31, 2014
Business Acquisition [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Below are the results of operations of TMC that presented net as a discontinued operation:

Period ended August 1, 2012

Revenues	$3
Cost of revenues	143
Gross loss	(140)
Operating expenses:
Sales and marketing	60
General and administrative	181
Impairment of goodwill and intangible asset	348
Operating (loss)	(729)

Financial expense, net	18
Net loss	$(747)

Pointer Brazil [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date:

Working capital, net	$130
Property and equipment	2,486
Other intangible assets	1,690
Goodwill	4,894
Long term loans from bank and others	(1,342)
Fair value of investment in subsidiary previously accounted for by the equity method	(3,885)
$3,973

Business Acquisition, Pro Forma Information [Table Text Block]
The following represents the unaudited pro forma condensed results of operations for the years ended December 31, 2013 and 2014 assuming that the acquisitions of Pointer Brazil occurred on January 1, 2013. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred had the acquisitions been consummated on those dates, nor does it purport to represent the results of operations for future periods:

	Unaudited
	2013	2012

Revenues	$104,238	$91,414

Net income	$6,269	$1,763

Earnings per share from continuing operations attributable to Pointer Telocation Ltd's shareholders:
Basic net earnings per share	$1.13	$0.35
Diluted net earnings per share	$1.10	$0.35

Global Telematics S.A. Proprietary Limited [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date:

Working capital, net	$221
Property and equipment	565
Other intangible assets	190
Gain from a bargain purchase	(288)
$688